Document and Entity Information	Apr. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	AMERICA FIRST MULTIFAMILY INVESTORS, L.P.
Entity Central Index Key	0001059142
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	000-24843
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0810385
Entity Address, Address Line One	14301 FNB Parkway, Suite 211
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68154
City Area Code	402
Local Phone Number	952-1235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Beneficial Unit Certificates representing assignments of limited partnership interests in America First Multifamily Investors, L.P.
Trading Symbol	ATAX
Security Exchange Name	NASDAQ